Capital resources (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Shareholders' equity (excluding non-controlling interests)
Shareholders' equity	£ 42,599	£ 39,350
Capital resources under the Prudential Regulation Authority requirements
Shareholders' equity (excluding non-controlling interests)
Shareholders' equity	42,599	39,350
Other equity instruments	(4,571)	(5,280)
Shareholders' equity (excluding non-controlling interests)	38,028	34,070
Regulatory adjustments and deductions
Own credit	42	28
Defined benefit pension fund adjustment	(187)	(147)
Cash flow hedging reserve	752	1,443
Deferred tax assets	(804)	(1,084)
Prudential valuation adjustments	(167)	(230)
Goodwill and other intangible assets	(7,386)	(7,544)
Expected loss less impairment	(89)	(27)
Foreseeable ordinary dividends	(1,837)	(1,249)
Adjustment for trust assets	(365)	(365)
Foreseeable charges	(921)
Adjustment under IFRS 9 transitional arrangements	0	33
Total regulatory adjustments and deductions	(10,962)	(9,142)
CET1 capital	27,066	24,928
Additional Tier 1 (AT1) capital
Qualifying instruments and related share premium	4,555	5,259
AT1 capital	4,555	5,259
Tier 1 capital	31,621	30,187
Qualifying Tier 2 capital
Qualifying instruments and related share premium	5,754	5,918
Tier 2 capital	5,754	5,918
Total regulatory capital	£ 37,375	£ 36,105
Minimum pillar 1 capital ratio	8.00%
Minimum tier 1 component ratio	4.50%
Foreseeable charges relating to entire financial year	£ 750
Foreseeable charges relating to first half of financial year	£ 171